Pension and Other Benefit Programs - Defined Benefit Plan Assets Measured at Fair Value (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Asset allocation ranges	100.00%	100.00%
United States Mid Large Cap | Shares Held In The Walt Disney Company
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Large cap domestic equities, shares of company common stock	2.9	2.9
Large cap domestic equities, value of company common stock	$ 355	$ 373
Asset allocation ranges	2.00%	2.00%